Lease agreements (Tables)	12 Months Ended
Dec. 31, 2022
Lease agreements
Schedule of right-of-use-assets

(in millions of euros)	December 31, 2022				December 31, 2021	December 31, 2020
	Gross value	Accumulated	Accumulated	Net book	Net book value	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	8,134	(3,090)	(377)	4,667	4,930	4,865
Networks and devices(1)	4,241	(1,192)	—	3,049	2,516	1,931
IT equipment	189	(130)	(0)	59	55	30
Other	354	(193)	(0)	161	201	184
Total right-of-use assets	12,918	(4,605)	(377)	7,936	7,702	7,009

(1)	The increase in right-of-use assets includes the effect of the development of a secondary market for co-financed and leased lines.

(in millions of euros)	2022	2021	2020
Net book value of right-of-use assets - in the opening balance	7,702	7,009	6,700
Increase (new right-of-use assets)(1)	1,930	2,172	1,529
Impact of changes in the scope of consolidation	—	34	1
Depreciation and amortization	(1,507)	(1,481)	(1,384)
Impairment (2)	(54)	(91)	(57)
Impact of changes in the assessments	(49)	74	331
Translation adjustment	(35)	46	(104)
Reclassifications and other items	(52)	(62)	(7)
Net book value of right-of-use assets - in the closing balance	7,936	7,702	7,009

(1)	In 2021, included the right-of-use assets related to the new headquarters of the Orange group (Bridge) in France for 294 million euros.
(2)	Impairment losses on right-of-use assets mainly concern real estate leases classified as onerous contracts.

Schedule of undiscounted future cash flows of lease liabilities

(in millions of euros)	2022	2021	2020
Lease liabilities - in the opening balance	8,065	7,371	6,932
Increase with counterpart in right-of-use	1,915	2,158	1,582
Impact of changes in the scope of consolidation	1	34	1
Decrease in lease liabilities following rental payments	(1,514)	(1,624)	(1,400)
Impact of changes in the assessments	(43)	74	326
Translation adjustment	(29)	47	(96)
Reclassifications and other items	16	4	26
Lease liabilities - in the closing balance	8,410	8,065	7,371
o/w non-current lease liabilities	6,901	6,696	5,875
o/w current lease liabilities	1,509	1,369	1,496

The following table details the undiscounted future cash flows of lease liabilities as known at December 31, 2022:

(in millions of euros)	Total	2023	2024	2025	2026	2027	2028 and
							beyond
Undiscounted lease liabilities	9,580	1,646	1,381	1,204	1,028	944	3,377